Additional financial information - Statements of income and other comprehensive income (Details) - Operating revenues benchmark	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Social Media Company
Disclosure of disaggregation of revenue from contracts with customers
Concentration risk percentage	11.20%	15.80%	17.70%
TELUS Corporation
Disclosure of disaggregation of revenue from contracts with customers
Concentration risk percentage	20.60%	17.30%	16.10%
Google
Disclosure of disaggregation of revenue from contracts with customers
Concentration risk percentage	13.10%	11.90%	11.00%